OTHER ASSETS (Tables)	6 Months Ended
Jun. 30, 2016
Other Assets [Abstract]
Schedule of Other Assets
Included in other assets were the following:

	June 30, 2016	December 31, 2015	June 30, 2015
	($ in millions)
Investments in non-consolidated affiliates	$25.6	$25.0	$24.1
Deferred debt issuance costs	2.9	3.3	9.0
Bleach joint venture receivable	—	—	3.8
Tax-related receivables	18.2	1.5	1.5
Interest rate swaps	3.7	—	—
Supply contracts	518.8	406.5	—
Other	19.4	18.3	16.4
Other assets	$588.6	$454.6	$54.8